Condensed Statements of Changes in Shareholders' Deficit (Parentheticals) - shares		3 Months Ended	12 Months Ended
	Dec. 29, 2025	Mar. 31, 2025	Dec. 31, 2025
Stock Issued During Period, Shares, New Issues	100
Archimedes Tech SPAC Partners II Co [Member]
Stock Issued During Period, Shares, New Issues		8,400,000	8,400,000